Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

German American Capital Corporation (the “Company”)

Deutsche Mortgage & Asset Receiving Corporation

Deutsche Bank Securities Inc.

Wells Fargo Securities, LLC

Wells Fargo Bank, National Association

(together with the Company, the “Specified Parties”)

Re:  DBWF 2018-AMXP Mortgage Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “DBWF 2018-AMXP Accounting Tape” (“Data File”) provided on April 18, 2018 containing information with respect to one mortgage loan (“Mortgage Loan”) and one related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the DBWF 2018-AMXP Mortgage Trust, Commercial Mortgage Pass-Through Certificates. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Cut-Off Date” means the payment date in May 2018, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.
KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, VA

April 18, 2018

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by Company
Mortgage Loan Originator	Loan Agreement, Promissory Note
Mortgage Loan Seller	Provided by Company
Properties per Loan	Provided by Company
Property Name	Provided by Company
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
County	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, Engineering Report
Property Type	Appraisal, Engineering Report
Property Sub-Type	Appraisal, Engineering Report
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Units/Rentable Square Ft.	Borrower Rent Roll, Appraisal
Collateral Square Ft.	Borrower Rent Roll, Appraisal
Primary Unit of Measure	Borrower Rent Roll, Appraisal
Original First Mortgage Balance	Loan Agreement, Deed of Trust, Mortgage
Cut-off Date	Provided by Company
Cut-off First Mortgage Balance	Loan Agreement, Promissory Note
Cut-off Trust Loan Amount	Loan Agreement, Promissory Note
Cut-off Companion Loan Amount	Loan Agreement, Promissory Note
First Mortgage Maturity Balance	Loan Agreement, Promissory Note
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value As Is/ Stabilized	Appraisal
FIRREA Eligible (Yes/No)	Appraisal
Note Date	Loan Agreement
First Payment Date	Loan Agreement
Interest Rate	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Grace Period (Default)	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Payment Day	Loan Agreement
Original Amort. Term (Months)	Loan Agreement
Maturity Date	Loan Agreement
ARD (Yes/No)	Loan Agreement

A-1

Attribute	Source Document
LockBox Type	Loan Agreement, Cash Management Agreement
Cash Management	Loan Agreement, Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Expiration Date	Loan Agreement
Amortization Type	Loan Agreement
Lien Position	Title
Ownership Interest	Title
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension Options	Ground Lease
Existing Additional Debt (Yes/No)	Loan Agreement, Deed of Trust, Mortgage
Existing Additional Debt Amount	Loan Agreement, Deed of Trust, Mortgage
Existing Additional Debt Description	Loan Agreement, Deed of Trust, Mortgage
Future Additional Debt Permitted (Yes/No)	Loan Agreement, Deed of Trust, Mortgage
Future Additional Debt Type	Loan Agreement, Deed of Trust, Mortgage
Future Additional Debt Description	Loan Agreement, Deed of Trust, Mortgage
Partial Prepay Allowed (Yes/No)	Loan Agreement
Partial Prepayment Description	Loan Agreement
2016 Occupancy	Borrower Rent Roll
2016 Occupancy Date	Borrower Rent Roll
2017 Occupancy	Borrower Rent Roll
2017 Occupancy Date	Borrower Rent Roll
Most Recent Physical Occupancy	Borrower Rent Roll
Most Recent Rent Roll Date	Borrower Rent Roll
Major Tenant Name # 1	Borrower Rent Roll, Lease
Major Tenant Sq. Ft. # 1	Borrower Rent Roll
Major Tenant Lease Expiration Date # 1	Borrower Rent Roll
Major Tenant Name # 2	Borrower Rent Roll, Lease
Major Tenant Sq. Ft. # 2	Borrower Rent Roll
Major Tenant Lease Expiration Date # 2	Borrower Rent Roll
Major Tenant Name # 3	Borrower Rent Roll, Lease
Major Tenant Sq. Ft. # 3	Borrower Rent Roll
Major Tenant Lease Expiration Date # 3	Borrower Rent Roll
Major Tenant Name # 4	Borrower Rent Roll, Lease
Major Tenant Sq. Ft. # 4	Borrower Rent Roll
Major Tenant Lease Expiration Date # 4	Borrower Rent Roll
2016 Operating Stmt Date	Underwritten Financial Summary Report
2016 EGI	Underwritten Financial Summary Report

A-2

Attribute	Source Document
2016 Expenses	Underwritten Financial Summary Report
2016 NOI	Underwritten Financial Summary Report
2016 Total Capital Items	Underwritten Financial Summary Report
2016 NCF	Underwritten Financial Summary Report
2017 Operating Stmt Date	Underwritten Financial Summary Report
2017 EGI	Underwritten Financial Summary Report
2017 Expenses	Underwritten Financial Summary Report
2017 NOI	Underwritten Financial Summary Report
2017 Total Capital Items	Underwritten Financial Summary Report
2017 NCF	Underwritten Financial Summary Report
Most Recent Operating Stmt Date	Underwritten Financial Summary Report
Most Recent EGI	Underwritten Financial Summary Report
Most Recent Expenses	Underwritten Financial Summary Report
Most Recent NOI	Underwritten Financial Summary Report
Most Recent Total Capital Items	Underwritten Financial Summary Report
Most Recent NCF	Underwritten Financial Summary Report
UW EGI	Underwritten Financial Summary Report
UW Expenses	Underwritten Financial Summary Report
UW NOI	Underwritten Financial Summary Report
UW Replacement Reserves	Underwritten Financial Summary Report
UW TI/LC	Underwritten Financial Summary Report
UW NCF	Underwritten Financial Summary Report
UW Vacancy	Underwritten Financial Summary Report
Replacement Reserve Taken at Closing	Settlement Statement, Loan Agreement
Monthly Replacement Reserve	Loan Agreement
TI/LC Taken at Closing	Settlement Statement, Loan Agreement
Monthly TI/LC	Loan Agreement
Tax at Closing	Settlement Statement, Loan Agreement
Monthly Tax Constant / Escrow	Loan Agreement
Insurance at Closing	Settlement Statement, Loan Agreement
Monthly Insurance Constant / Escrow	Loan Agreement
Engineering Reserve Taken at Closing	Settlement Statement, Loan Agreement
Other Reserve	Settlement Statement, Loan Agreement
Description Other Reserve	Loan Agreement
Borrower	Loan Agreement, Promissory Note
Related Principal	Loan Agreement, Promissory Note
Sponsor	Organizational Chart
Earthquake Insurance (Y/N)	Insurance Certificate

A-3

Attribute	Source Document
Terrorism Insurance (Y/N)	Insurance Certificate
Windstorm Insurance (Y/N)	Insurance Certificate
Environmental Insurance (Y/N)	Insurance Certificate
Date of Engineering Report	Engineering Report
Date of Phase I Report	Environmental Report
Date of Phase II Report (if applicable)	Environmental Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report
SPE	Loan Agreement
Single Tenant (Yes/No)	Underwritten Rent Roll
Guarantor	Guaranty
Property Manager	Management Agreement
TIC	Loan Agreement
Loan Purpose	Loan Agreement
Assumption Fee	Loan Agreement
Letter of Credit	Loan Agreement
Earnout/Holdback	Loan Agreement
Earnout/Holdback Description	Loan Agreement
Sub Serviced (Y/N)	Provided by Company
Sub Servicer Name	Provided by Company
Sub Servicer Fee Rate	Provided by Company
Master	Provided by Company
Primary	Provided by Company
Cert Admin Fee Rate	Provided by Company
CREFC Fee Rate	Provided by Company
Operating Advisor Fee	Provided by Company
Admin Fee Rate	Provided by Company
Directs Investment (Borrower or Lender)	Loan Agreement, Cash Management Agreement
RE Tax	Loan Agreement
Insurance	Loan Agreement
Replacement Reserves	Loan Agreement
TI/LC	Loan Agreement
Immediate Repairs	Loan Agreement
Other Escrows	Loan Agreement
A-4

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Cut-off First Mortgage Balance divided by Collateral Square Ft.
% of Total Cut-off Date Pool Balance	Cut-off Trust Loan Amount divided by the sum of the Cut-off Trust Loan Amount and the Cut-off Companion Loan Amount.
LTV at Cut-off	Cut-off Trust Loan Amount divided by Appraisal Value.
LTV at Maturity	First Mortgage Maturity Balance divided by Appraisal Value.
U/W NOI Debt Yield	UW NOI divided by Cut-off Trust Loan Amount.
U/W NCF Debt Yield	UW NCF divided by Cut-off Trust Loan Amount.
Average Monthly Debt Service Payment	One twelfth of the product of the Cut-off Trust Loan Amount, Interest Rate and Interest Calculation (30/360 / Actual/360).
Original Balloon Term (Months)	Number of payments between and including First Payment Date and Maturity Date.
Original Interest Only Period (Months)	The number of payments between and including First Payment Date and Maturity Date.
Seasoning as of Cut-off Date (Months)	Original Balloon Term (Months) minus Remaining Term to Maturity (Months).
Remaining Term to Amortization (Months)	Original Interest Only Period (Months) minus Rem IO Period.
Remaining Term to Maturity (Months)	The number of payments between and including First Payment Date and Maturity Date.
Rem IO Period	The number of payments between and including First Payment Date and Maturity Date.
Major % of Sq. Ft. # 1	Major Tenant Sq. Ft. # 1 divided by Collateral Square Ft.
Major % of Sq. Ft. # 2	Major Tenant Sq. Ft. # 2 divided by Collateral Square Ft.
Major % of Sq. Ft. # 3	Major Tenant Sq. Ft. # 3 divided by Collateral Square Ft.
Major % of Sq. Ft. # 4	Major Tenant Sq. Ft. # 4 divided by Collateral Square Ft.
UW NCF DSCR (Current)	UW NCF divided by the product of Average Monthly Debt Service Payment and 12.
UW NCF DSCR (After IO Period)	UW NCF divided by the product of Average Monthly Debt Service Payment and 12.
UW NOI DSCR (Current)	UW NOI divided by the product of Average Monthly Debt Service Payment and 12.
UW NOI DSCR (After IO Period)	UW NOI divided by the product of Average Monthly Debt Service Payment and 12.
B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1